Related Party Transactions	12 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Related Party Transactions

NOTE 28: RELATED PARTY TRANSACTIONS

(a)
Parent Entity

The immediate parent and ultimate controlling party of the Group is Bionomics Limited. Interests in subsidiaries are set out in Note 12.

(b)
Loans to Directors and Other Key Management Personnel

There were no loans to any Directors of the Company or other key management personnel of the Group during the financial year ended 30 June 30, 2023 (2022: Nil).

(c)
Appointment of New Chief Executive Officer

On 5 January 2023, Dr Spyros Papapetropoulos commenced employment as President and Chief Executive Officer, details of the employment contract are set out below:

•
Fixed Remuneration of $525,000 per year base salary, plus reimbursement for the cost of procuring health benefits in the United States for an amount equal to $2,500 per month;
•
Signing on bonus of $50,000;
•
A short-term incentive/bonus potential of 50% of base salary, upon meeting the applicable performance criteria established by the Remuneration Committee of the Board, against agreed financial, strategic and operational targets;
•
Severance pay of 1 times base salary plus a 1 time target bonus potential to be paid in equal instalments over the following 12-month period; and
•
any outstanding equity compensation awards will fully and immediately vest.
(d)
Termination Payment to Dr Errol DE Souza

As a result of Dr Spyros Papapetropoulos commencing employment as President and Chief Executive Officer on 5 January 2023 (see above for details), Dr De Souza resumed the role as Non-executive Chairman from 1 January 2023 and was replaced as Chairman by Mr Alan Fisher on 1 July 2023. As per the agreement with Dr De Souza a transitional payment of $351,376 and bonus payment of $332,325 became payable. This was partially offset by no Director fees being paid to the Non-Executive Chairman for the period 1 January 2023 to 30 June 2023.

(e)
Share Options Issued to Directors and Other Key Management Personnel

During the year ended 30 June 2023 share options were issued to Dr Errol De Souza and Dr Spyros Papapetropoulos (directors), and Mr Adrian Hinton, Mr Connor Bernstein and Ms Liz Doolin (other key Management personnel), details about these share options are set out in Note 20(b) (i) to the Financial Statements). (2022: share options were issued to Dr Errol De Souza, details about these share options are set out in Note 20(b) (ii) to the Financial Statement).

(f)
Share Options forfeited by Other Key Management Personnel

As Mr Connors consultancy agreement was not renewed on 30 June 2023 the share options that had been issued to him (3,500,000) during the current year were forfeited (2022: Nil).

(g)
Shares Issued to Apeiron Investment Group Limited (“Apeiron”) and Apeiron Presight Capital Fund II LP (“Presight”), (Director related entities)

No shares were issued during the year ended 30 June 2023 (2022:14,574,780 shares were issued to Apeiron and 109,311,660 shares were issued to Presight at $0.09645 per share as a result of the US IPO).

(h)
Shares Issued to BVF Partners (a Director related entity) ("BVF")

BVF was a Director related entity during the year ended 30 June 2022 and 7,287,480 shares at $0.09645 per share were issued to BVF during December 2022 as a result of the US IPO. After the share issue BVF Partners ceased to be a Director related entity.